Submission	Jun. 18, 2026
Submission [Line Items]
Central Index Key	0001039684
Registrant Name	ONEOK INC /NEW/
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES